Cover	Aug. 07, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 13, 2025, Quantumsphere Acquisition Corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report the consummation of its initial public offering. This Amendment No. 1 to the Current Report on Form 8-K (“Form 8-K/A”) is being filed solely to include disclosure regarding a finder fee agreement, dated August 8, 2025, pursuant to which the Company engaged Aspira Capital Consulting LTD. The finder fee agreement was inadvertently omitted as a subsequent event from the audited balance sheet included in the Original Form 8-K. No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 07, 2025
Entity File Number	001-42787
Entity Registrant Name	Quantumsphere Acquisition Corporation
Entity Central Index Key	0002070900
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	Suite 304
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	612-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	QUMSU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	QUMS
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-seventh of one ordinary share
Title of 12(b) Security	Rights, each right entitling the holder to receive one-seventh of one ordinary share
Trading Symbol	QUMSR
Security Exchange Name	NASDAQ